Inventories (Schedule Of Inventories) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Inventory Disclosure [Abstract]
Raw Materials	$ 152	$ 141	$ 145
Work-in-Process	28	23	20
Finished Goods	270	264	263
Inventory, Gross	450	428	428
Reserve for Excess and Obsolete Inventories	(46)	(44)	(38)
Inventories, Net	$ 404	$ 384	$ 390